Shareholders' equity	6 Months Ended
Jun. 30, 2020
Shareholders' equity [abstract]
Shareholders' equity

Note 12    Shareholders’ equity

At June 30, 2020, Orange SA's share capital amounted to 10,640,226,396 euros, and comprised 2,660,056,599 ordinary shares with a par value of 4 euros each.

The shares held in registered form for at least two years by the same shareholder are granted with a double voting right. As of June 30, 2020, the public sector owns 22.95% of Orange SA's share capital and 29.44% of the voting rights, and the employees of the Group own either within the employee shareholding plan or in registered form 5.53% of Orange SA's share capital and 8.85% of the voting rights.

12.1    Changes in share capital

No new shares were issued during the first half of 2020.

During the six months ended June 30, 2020, the weighted average number of ordinary shares outstanding is 2,654,514,167 and the weighted average number of shares outstanding and dilutive is 2,682,021,278.

12.2    Treasury shares

As authorized by the Shareholders' Meeting of May 19, 2020, the Board of Directors implemented a new share Buyback Program (the 2020 Buyback Program) and canceled the 2019 Buyback Program, with immediate effect. This authorization is valid for a period of 18 months from the aforementioned Shareholders' Meeting. The 2020 Buyback Program is described in the Orange Universal Registration Document filed with the French Financial Markets Authority on April 20, 2020.

The share buybacks carried out during the period by Orange primarily related to the Long Term Incentive Plan (LTIP) 2019-2021.

At June 30, 2020, Orange held 1,788,037 of its own shares (of which 992,500 shares in connection with the liquidity contract and 795,537 shares in connection with the LTIP 2018-2020 and LTIP 2019-2021 plans).

At December 31, 2019, the company held 9,742,968 treasury shares (of which 853,500 in connection with the liquidity contract  and 8,889,468 in connection with the Orange Vision 2020, LTIP 2018-2020 and LTIP 2019-2021 free share award plans).

12.3    Dividends

The Shareholders' Meeting held on May 19, 2020 approved the payment of a dividend of 0.50 euro per share in respect of the 2019 fiscal year instead of a dividend of 0.70 euro per share as announced during the consolidated financial results 2019 presentation in February 2020. After payment of the interim dividend of 0.30 euro per share on December 4, 2019 for a total amount of 796 million euros, the balance of the dividend amounting to 0.20 euro per share was paid on June 4, 2020 for an amount of 532 million euros.

12.4    Non-controlling interests

(in millions of euros)	June 30,	December 31,
	2020	2019
Credit part of equity attributable to non-controlling interests (a)	2,566	2,701
o/ w Orange Polska group	959	987
o/ w Sonatel group	653	736
o/ w Orange Belgium group	270	275
o/ w Jordan Telecom group	170	166
o/ w Médi Telecom	124	148
Debit part of equity attributable to non-controlling interests (b)	(12)	(13)
Total equity attributable to non-controlling interests (a) + (b)	2,553	2,688

(in millions of euros)	June 30, 2020	June 30, 2019
Dividends paid to minority shareholders	206	243
o/ w Sonatel group	166	192
o/ w Médi Telecom	24	22
o/ w Orange Belgium group	14	14
o/ w Jordan Telecom group	—	13

12.5    Cumulative translation adjustment

(in millions of euros)	June 30, 2020	June 30, 2019
Gain (loss) recognized in other comprehensive income during the period	(184)	52
Reclassification to net income for the period	0	(2)
Total transaction adjustments for continuing operations	(184)	50

The change in translation differences recognized in other comprehensive income mainly includes:

−   in the first half of 2020, a decrease of (94) million euros due to the depreciation of the Polish zloty and a decrease of (30) million euros due to the depreciation of the Norwegian krone;

−   in the first half of 2019, an increase of 45 million euros due to the appreciation of the Egyptian pound.

12.6 Subordinated notes

At June 30, 2020, the amount of subordinated notes presented on the consolidated statements of changes in shareholders' equity does not change due to these operations and corresponds to a nominal of 5,803 million euros booked at historical value (the tranches denominated in pounds sterling have not been revaluated since their issue in 2014). The costs and share premiums of (88) million euros have been allocated in the reserves.

In the first half of 2020, Orange paid the following coupons:

−   on February 8, 2020, 53 million euros and 38 million pounds sterling (equivalent to 45 million euros) to holders of the notes issued in February 2014,

−   on March 19, 2020, 4 million euros to holders of the notes issued in September 2019 (1st call including the period from September 19, 2019 to March 19, 2020),

−   on April 1, 2020, 35 million  pounds sterling (equivalent to 38 million euros) to holders of the tranche denominated in pounds sterling issued in October 2014.

−   on April 15, 2020, 24 million euros to holders of the notes issued in April 2019.

The tax effect relating to the payment of the coupons is accounted for as net income.

The tax effect of the conversion of subordinated notes whose face value is denominated in pounds sterling was (32) million euros for the period. This effect is shown at “Other movements” in the consolidated statements changes in shareholders’ equity.